Schedule of Sharebased Payments Expense (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Equity Schedule Of Sharebased Payments Expense 1	$ 487,000
Equity Schedule Of Sharebased Payments Expense 2	273,000
Equity Schedule Of Sharebased Payments Expense 3	102,000
Equity Schedule Of Sharebased Payments Expense 4	96,000
Equity Schedule Of Sharebased Payments Expense 5	0
Equity Schedule Of Sharebased Payments Expense 6	0
Equity Schedule Of Sharebased Payments Expense 7	0
Equity Schedule Of Sharebased Payments Expense 8	0
Equity Schedule Of Sharebased Payments Expense 9	99,000
Equity Schedule Of Sharebased Payments Expense 10	583,000
Equity Schedule Of Sharebased Payments Expense 11	273,000
Equity Schedule Of Sharebased Payments Expense 12	$ 201,000